PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

6.    PROPERTY, PLANT AND EQUIPMENT

				Office
			Transportation	and other	Construction
	Buildings	Machinery	facilities	equipment	in progress	Total
Year ended December 31, 2018
Opening net carrying amount	32,288,223	52,784,696	541,908	129,630	9,987,437	95,731,894
Reclassifications and internal transfers	3,204,611	3,600,371	75,277	5,149	(6,885,408)	—
Government grants	(468)	(113,481)	—	—	—	(113,949)
Transfer to intangible assets (Note 5)	—	—	—	—	(525,216)	(525,216)
Transfer to prepaid land lease payments (Note 19)	—	—	—	—	(382,242)	(382,242)
Transfer to investment properties (Note 7)	(11,039)	—	—	—	—	(11,039)
Transfer from investment properties (Note 7)	21,773	—	—	—	—	21,773
Additions	230,243	1,998,717	31,668	48,912	8,016,079	10,325,619
Acquisition of subsidiaries	4,633,728	4,026,062	17,443	5,937	3,149,060	11,832,230
Disposal of subsidiaries	—	(472)	(101)	(53)	(8,893)	(9,519)
Disposals	(251,212)	(2,505,158)	(39,827)	(3,347)	(275,391)	(3,074,935)
Depreciation	(1,266,607)	(6,087,890)	(116,807)	(28,018)	—	(7,499,322)
Impairment losses	—	(7,061)	—	—	(39,423)	(46,484)
Currency translation differences	99	146	34	27	—	306

Closing net carrying amount	38,849,351	53,695,930	509,595	158,237	13,036,003	106,249,116

As at December 31, 2018
Cost	56,620,994	103,608,492	2,538,835	603,665	13,187,424	176,559,410
Accumulated depreciation and impairment	(17,771,643)	(49,912,562)	(2,029,240)	(445,428)	(151,421)	(70,310,294)

Net carrying amount	38,849,351	53,695,930	509,595	158,237	13,036,003	106,249,116

				Office
			Transportation	and other	Construction
	Buildings	Machinery	facilities	equipment	in progress	Total
Year ended December 31, 2019
Opening net carrying amount	38,849,351	53,695,930	509,595	158,237	13,036,003	106,249,116
Impact on initial application of IFRS 16 (Note 2.2)	(148,673)	(5,851,498)	—	—	(720,439)	(6,720,610)
Opening net book amount at January 1, 2019	38,700,678	47,844,432	509,595	158,237	12,315,564	99,528,506
Currency translation differences	89	103	17	46	—	255
Reclassifications and internal transfers	3,869,147	5,125,998	(29,181)	207,546	(9,173,510)	—
Transfer to intangible assets (Note 5)	—	—	—	—	(63,370)	(63,370)
Transfer to right-of-use assets	(107,368)	(495)	—	—	—	(107,863)
Transfer to investment properties (Note 7)	(179,564)	—	—	—	—	(179,564)
Additions	576,035	635,678	44,122	13,506	9,351,883	10,621,224
Transfer from right-of-use assets (Note 19) *	—	1,674,260	—	—	—	1,674,260
Government grants	(7,211)	(69,012)	—	—	—	(76,223)
Disposals	(79,280)	(378,816)	(19,672)	(938)	(70,201)	(548,907)
Disposal of subsidiaries	(85,851)	(73,432)	(3,270)	(239)	—	(162,792)
Depreciation	(1,849,121)	(5,121,646)	(100,547)	(23,402)	—	(7,094,716)
Impairment loss	(105,347)	(153,394)	(14)	(185)	(414)	(259,354)

Closing net carrying amount	40,732,207	49,483,676	401,050	354,571	12,359,952	103,331,456

As at December 31, 2019
Cost	60,153,059	101,624,509	2,238,818	829,575	12,511,787	177,357,748
Accumulated depreciation and impairment	(19,420,852)	(52,140,833)	(1,837,768)	(475,004)	(151,835)	(74,026,292)

Net carrying amount	40,732,207	49,483,676	401,050	354,571	12,359,952	103,331,456

*  This includes the right-of-use assets recognized previously under sale and leaseback contracts of RMB1,674 million that were reclassified from property, plant and equipment, upon initial adoption of IFRS 16. After the expiration of those contracts, they were measured as property, plant and equipment.

For the years ended December 31, 2017, 2018 and 2019, depreciation expenses recognized in profit or loss are analyzed as follows:

	2017	2018	2019
Cost of sales	6,387,773	7,291,380	6,926,580
General and administrative expenses	160,143	201,337	161,547
Selling and distribution expenses	6,926	6,605	6,589

	6,554,842	7,499,322	7,094,716

As at December 31, 2019, the Group was in the process of applying for the ownership certificates of buildings with a net carrying value of RMB7,315 million (December 31, 2018: RMB5,639 million). There have been no litigations, claims or assessments against the Group for compensation with respect to the use of these buildings as at the date of approval of these financial statements.

As at December 31, 2019, the carrying value of these buildings only represented approximately 3.60% of the Group’s total asset value (December 31, 2018: 2.81%). Management considers that it is probable that the Group can obtain the relevant ownership certificates from the appropriate authorities. The directors of the Company are of the opinion that the Group legally owns and has the rights to use the above buildings, and that there is no material adverse impact on the overall financial position of the Group.

For the year ended December 31, 2019, interest expenses of RMB289 million (2017: RMB344 million, 2018: RMB518 million) (Note 28) arising from borrowings attributable to the construction of property, plant and equipment during the year were capitalized at an annual rate ranging from 4.00% to 6.96% (2017: 4.41% to 8.00%, 2018: 4.54% to 7.00)% (Note 28), and were included in additions to property, plant and equipment.

As at December 31, 2019, the Group has pledged property, plant and equipment at a net carrying value amounting to RMB4,946 million (December 31, 2018: RMB4,168 million) for bank and other borrowings as set out in Note 24 to the financial statements.

As at December 31, 2019, the carrying value of temporarily idle property, plant and equipment of the Group was RMB952 million (December 31, 2018: RMB675 million).

The net carrying amounting of the Group’s fixed assets held under finance leases included in the total amounts of the machinery and construction in progress at December 31, 2018 were RMB10,678 million  and RMB112 million, respectively. The accumulated depreciation of the Group’s fixed assets held under finance leases amounted to RMB2,011 million.

Impairment testing for property, plant and equipment

When any indicators of impairment are identified, property, plant and equipment are reviewed for impairment based on each CGU. The CGU is an individual plant or entity. The carrying values of these individual plants or entities were compared to the recoverable amounts of the CGUs, which were based predominantly on value in use. Value-in-use calculations use pre-tax cash flow projections based on financial budgets approved by management covering a five-year period. Cash flows beyond the five-year period are extrapolated using the same cash flow projections of the fifth year. Other key assumptions applied in the impairment testing include the expected product price, demand for the products, product cost and related expenses. Management determined these key assumptions based on past performance and their expectations on market development. Further, the Group adopts a pre-tax and non-inflation rate of 10.16% (2018: 10.16%) that reflects specific risks related to the CGUs as discount rates. The assumptions above are used in analyzing the recoverable amounts of the CGUs within operating segments. These estimates and judgments may be affected by unexpected changes in the future market or economic conditions.

For the CGUs with indicators of impairment identified, the assets were not further impaired during the current year based on the impairment testing (2018: Nil).

In addition to the CGUs for which impairment was tested based on value in use,  the Group also assessed the recoverable amounts for property, plant and equipment about to be disposed or abandoned, and impairment losses of RMB259 million were provided during the year ended December 31, 2019 (2018: RMB46 million, 2017: RMB16 million).